Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Dreyfus Natural Resources Fund | Class T
Prospectus:
Trading Symbol	DTLDX